UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Bond Index Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2020 (unaudited)
Rating	Percentage of Fund Investments
Aaa	67.94%
Aa1	0.50
Aa2	1.75
Aa3	1.27
A1	2.35
A2	3.99
A3	4.72
Baa1	4.77
Baa2	5.81
Baa3	2.69
Ba1	0.62
Ba2	0.06
Ba3	0.06
Not Rated	0.73
Short Term Investments	2.74
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$1,062.70	$0.72
Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	$0.70
Investor Class
Actual	$1,000.00	$1,061.20	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.51
Class L
Actual	$1,000.00	$1,060.10	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77
* Expenses are equal to the Fund's annualized expense ratio of 0.14% for the Institutional Class, 0.50% for the Investor Class and 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.38%
$ 1,000,000	American Express Credit Account Master Trust Series 2017-7 Class A 2.35%, 05/15/2025	$ 1,044,391
	Capital One Multi-Asset Execution Trust
	Series 2016-A5 Class A5
1,000,000	1.66%, 06/17/2024	1,014,515
	Series 2019-A3 Class A3
250,000	2.06%, 08/15/2028	266,583
400,000	CarMax Auto Owner Trust Series 2020-2 Class A3 1.70%, 11/15/2024	409,453
355,000	Hyundai Auto Receivables Trust Series 2018-B Class A4 3.29%, 01/15/2025	372,502
537,000	Mercedes-Benz Auto Receivables Trust Series 2018-1 Class A4 3.15%, 10/15/2024	558,923
750,000	Toyota Auto Loan Extended Note Trust (a) Series 2019-1A Class A 2.56%, 11/25/2031	798,260
	Toyota Auto Receivables Owner Trust
	Series 2018-B Class A4
200,000	3.11%, 11/15/2023	208,892
	Series 2019-B Class A3
250,000	2.57%, 08/15/2023	257,350
250,000	Volkswagen Auto Loan Enhanced Trust Series 2018-2 Class A4 3.33%, 02/20/2025	263,299
500,000	World Omni Auto Receivables Trust Series 2019-B Class A3 2.59%, 07/15/2024	513,712
TOTAL ASSET-BACKED SECURITIES — 0.38% (Cost $5,580,027)		$ 5,707,880
CORPORATE BONDS AND NOTES
Basic Materials — 0.71%
500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	690,741
500,000	Celanese US Holdings LLC 3.50%, 05/08/2024	527,795
600,000	CF Industries Inc(a) 4.50%, 12/01/2026	659,793
650,000	Dow Chemical Co 4.80%, 11/30/2028	778,256
750,000	DuPont de Nemours Inc 4.49%, 11/15/2025	863,403
500,000	Eastman Chemical Co 4.65%, 10/15/2044	574,885
Principal Amount		Fair Value
Basic Materials — (continued)
$ 500,000	Ecolab Inc 2.38%, 08/10/2022	$ 519,726
500,000	International Paper Co 4.35%, 08/15/2048	589,716
1,000,000	Nutrien Ltd 4.13%, 03/15/2035	1,122,275
500,000	Praxair Inc 3.20%, 01/30/2026	555,298
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,074,081
500,000	Rio Tinto Finance USA Ltd 3.75%, 06/15/2025	566,471
500,000	Sherwin-Williams Co 4.55%, 08/01/2045	581,616
500,000	Southern Copper Corp 5.25%, 11/08/2042	591,846
500,000	Steel Dynamics Inc 3.45%, 04/15/2030	522,564
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	326,625
		10,545,091
Communications — 2.49%
1,000,000	Alphabet Inc 2.00%, 08/15/2026	1,073,955
	Amazon.com Inc
500,000	3.15%, 08/22/2027	572,138
1,000,000	2.50%, 06/03/2050	1,011,376
	AT&T Inc
500,000	3.90%, 03/11/2024(b)	552,025
2,000,000	4.25%, 03/01/2027	2,284,508
1,000,000	2.75%, 06/01/2031	1,034,486
500,000	6.15%, 09/15/2034	677,209
1,500,000	5.35%, 09/01/2040	1,885,219
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,000,000	4.91%, 07/23/2025	1,146,732
1,500,000	5.38%, 05/01/2047	1,770,594
500,000	Cisco Systems Inc(b) 2.20%, 09/20/2023	529,030
	Comcast Corp
1,000,000	2.75%, 03/01/2023	1,063,047
1,000,000	3.70%, 04/15/2024	1,109,726
3,000,000	3.40%, 07/15/2046	3,324,235
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	778,780
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	1,162,995
	Fox Corp
500,000	4.03%, 01/25/2024	554,226
1,000,000	5.48%, 01/25/2039	1,336,632
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,111,240
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	805,486

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 1,500,000	T-Mobile USA Inc(a) 4.38%, 04/15/2040	$ 1,735,080
1,000,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	1,157,653
	Verizon Communications Inc
1,000,000	2.63%, 08/15/2026(b)	1,088,049
390,000	4.27%, 01/15/2036	482,837
2,250,000	3.85%, 11/01/2042	2,746,306
1,000,000	ViacomCBS Inc 3.70%, 08/15/2024	1,086,361
2,000,000	Vodafone Group PLC 4.13%, 05/30/2025	2,270,971
	Walt Disney Co
1,500,000	2.65%, 01/13/2031	1,589,632
1,000,000	4.75%, 11/15/2046	1,298,710
		37,239,238
Consumer, Cyclical — 1.85%
1,000,000	American Honda Finance Corp 2.15%, 09/10/2024	1,044,687
1,000,000	Best Buy Co Inc 4.45%, 10/01/2028	1,160,014
500,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	529,443
1,000,000	Costco Wholesale Corp 1.75%, 04/20/2032	1,015,179
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,324,097
1,000,000	Darden Restaurants Inc 4.55%, 02/15/2048	951,346
500,000	General Motors Co 5.15%, 04/01/2038	479,107
1,000,000	General Motors Financial Co Inc 3.70%, 05/09/2023	1,029,703
	Home Depot Inc
1,000,000	3.90%, 12/06/2028	1,199,004
1,000,000	3.30%, 04/15/2040	1,133,874
500,000	Las Vegas Sands Corp 3.50%, 08/18/2026	498,583
1,000,000	Lear Corp 5.25%, 05/15/2049	1,033,231
1,000,000	Lowe's Cos Inc 3.65%, 04/05/2029	1,146,549
	McDonald's Corp
1,000,000	3.35%, 04/01/2023	1,071,776
500,000	1.45%, 09/01/2025	512,601
1,195,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	1,258,116
500,000	PACCAR Financial Corp 2.30%, 08/10/2022	517,734
598,000	Ralph Lauren Corp 3.75%, 09/15/2025	664,489
	Starbucks Corp
567,000	3.50%, 03/01/2028	638,015
1,000,000	2.25%, 03/12/2030	1,038,720
1,000,000	Tapestry Inc 3.00%, 07/15/2022	983,951
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 500,000	Target Corp 3.38%, 04/15/2029	$ 578,114
750,000	TJX Cos Inc 3.50%, 04/15/2025	834,452
1,000,000	Toyota Motor Credit Corp 1.80%, 02/13/2025	1,036,531
616,760	US Airways Pass Through Trust Series 2013-1 Class A 3.95%, 11/15/2025	510,208
500,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	541,597
	Walmart Inc
1,000,000	3.40%, 06/26/2023	1,086,076
500,000	3.63%, 12/15/2047	616,386
1,000,000	2.95%, 09/24/2049	1,129,838
1,000,000	Whirlpool Corp 3.70%, 05/01/2025	1,095,899
1,000,000	Wyndham Destinations Inc 5.40%, 04/01/2024	965,000
		27,624,320
Consumer, Non-Cyclical — 5.24%
	Abbott Laboratories
500,000	2.95%, 03/15/2025	550,124
500,000	1.40%, 06/30/2030(b)	494,838
	AbbVie Inc
500,000	3.75%, 11/14/2023	543,462
1,750,000	2.60%, 11/21/2024(a)	1,863,539
500,000	4.50%, 05/14/2035	616,650
1,000,000	4.88%, 11/14/2048	1,279,337
500,000	Aetna Inc 3.88%, 08/15/2047	563,841
1,000,000	Alcon Finance Corp(a) 2.60%, 05/27/2030	1,027,769
	Altria Group Inc
500,000	2.85%, 08/09/2022	520,945
1,000,000	3.88%, 09/16/2046	996,915
	Amgen Inc
1,000,000	6.90%, 06/01/2038	1,536,283
500,000	3.15%, 02/21/2040	531,477
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
1,000,000	3.65%, 02/01/2026	1,122,851
1,000,000	4.70%, 02/01/2036	1,178,929
500,000	4.90%, 02/01/2046	611,566
500,000	Anheuser-Busch InBev Worldwide Inc 3.50%, 01/12/2024	544,961
	Anthem Inc
500,000	3.35%, 12/01/2024	549,782
1,000,000	2.25%, 05/15/2030	1,028,800
	BAT Capital Corp
500,000	2.76%, 08/15/2022	517,833
500,000	4.39%, 08/15/2037	545,398
	Bayer US Finance II LLC(a)
1,000,000	4.38%, 12/15/2028	1,168,426
985,000	3.60%, 07/15/2042	985,092

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Becton Dickinson & Co
$ 500,000	3.70%, 06/06/2027	$ 559,399
500,000	4.67%, 06/06/2047	618,868
	Biogen Inc
500,000	4.05%, 09/15/2025	572,842
1,000,000	2.25%, 05/01/2030	1,009,148
	Bristol-Myers Squibb Co(a)
1,000,000	3.63%, 05/15/2024	1,101,276
1,000,000	4.13%, 06/15/2039	1,277,027
1,750,000	Cigna Corp 4.80%, 08/15/2038	2,216,771
	Cintas Corp No 2
500,000	2.90%, 04/01/2022	519,672
500,000	3.70%, 04/01/2027	567,769
750,000	Conagra Brands Inc 4.60%, 11/01/2025	864,481
500,000	Constellation Brands Inc 5.25%, 11/15/2048	655,638
	CVS Health Corp
2,000,000	2.63%, 08/15/2024	2,135,507
1,000,000	5.05%, 03/25/2048	1,300,768
1,884,894	CVS Pass Through Trust 6.04%, 12/10/2028	2,130,338
1,000,000	DH Europe Finance II SARL 3.25%, 11/15/2039	1,104,322
1,000,000	Diageo Capital PLC 3.88%, 05/18/2028	1,164,264
900,000	Elanco Animal Health Inc 4.66%, 08/27/2021	918,000
1,000,000	Eli Lilly & Co 2.25%, 05/15/2050	958,744
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	1,070,547
1,000,000	General Mills Inc 4.20%, 04/17/2028	1,178,415
1,000,000	Gilead Sciences Inc 4.60%, 09/01/2035	1,304,859
1,500,000	GlaxoSmithKline Capital PLC 3.00%, 06/01/2024	1,621,736
500,000	Global Payments Inc 4.15%, 08/15/2049	570,989
2,000,000	HCA Inc 4.13%, 06/15/2029	2,205,709
1,000,000	Health Care Service Corp(a) 3.20%, 06/01/2050	1,020,752
1,000,000	Hershey Co 1.70%, 06/01/2030	1,027,077
1,000,000	Humana Inc 3.95%, 03/15/2027	1,134,402
1,000,000	Johnson & Johnson 3.40%, 01/15/2038	1,180,965
	Keurig Dr Pepper Inc
500,000	4.60%, 05/25/2028	599,607
1,000,000	5.09%, 05/25/2048	1,318,115
1,000,000	Kroger Co(b) 2.20%, 05/01/2030	1,039,818
1,000,000	Magellan Health Inc 4.90%, 09/22/2024	1,016,620
357,000	McCormick & Co Inc 3.25%, 11/15/2025	387,292
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Medtronic Inc
$ 223,000	3.50%, 03/15/2025	$ 251,421
72,000	4.63%, 03/15/2045	96,931
1,000,000	Merck & Co Inc 3.40%, 03/07/2029	1,153,593
500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	486,383
1,000,000	Moody's Corp 3.25%, 01/15/2028	1,109,555
500,000	Mylan NV 3.95%, 06/15/2026	559,026
1,000,000	Novartis Capital Corp 2.20%, 08/14/2030	1,057,860
	PepsiCo Inc
500,000	2.25%, 03/19/2025	534,834
1,000,000	3.45%, 10/06/2046	1,154,431
	Perrigo Finance Unlimited Co
53,000	3.50%, 03/15/2021	53,053
1,164,000	3.50%, 12/15/2021	1,160,806
1,000,000	3.15%, 06/15/2030	1,008,370
1,000,000	Pfizer Inc 4.00%, 12/15/2036	1,225,806
500,000	Philip Morris International Inc 4.13%, 03/04/2043	591,261
500,000	Procter & Gamble Co 2.45%, 03/25/2025	542,648
500,000	S&P Global Inc 4.40%, 02/15/2026	588,423
1,000,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.88%, 09/23/2023	1,059,170
1,000,000	Sysco Corp 3.25%, 07/15/2027	1,057,912
	Takeda Pharmaceutical Co Ltd
500,000	5.00%, 11/26/2028	616,346
1,000,000	2.05%, 03/31/2030	989,791
1,000,000	Unilever Capital Corp 3.50%, 03/22/2028	1,154,085
	UnitedHealth Group Inc
1,000,000	3.75%, 07/15/2025	1,139,926
500,000	3.50%, 08/15/2039	581,221
1,000,000	2.90%, 05/15/2050	1,064,870
600,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	600,000
1,000,000	Upjohn Inc(a) 3.85%, 06/22/2040	1,072,480
1,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	1,090,760
1,000,000	Zoetis Inc 2.00%, 05/15/2030	1,019,854
		78,151,371
Energy — 2.45%
500,000	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc 3.34%, 12/15/2027	532,637

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	$ 518,432
1,000,000	BP Capital Markets PLC 3.81%, 02/10/2024	1,100,102
500,000	Canadian Natural Resources Ltd 2.95%, 01/15/2023	515,880
	Chevron Corp
500,000	3.19%, 06/24/2023	535,552
1,000,000	2.98%, 05/11/2040	1,069,398
1,000,000	Cimarex Energy Co 3.90%, 05/15/2027	1,006,899
	CNOOC Finance 2013 Ltd
1,000,000	3.00%, 05/09/2023	1,043,220
1,059,000	4.25%, 05/09/2043	1,262,553
490,000	Concho Resources Inc 4.38%, 01/15/2025	505,724
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,348,012
700,000	Ecopetrol SA 4.13%, 01/16/2025	701,757
1,000,000	Energy Transfer Operating LP 5.15%, 03/15/2045	948,305
	Enterprise Products Operating LLC
1,000,000	2.80%, 01/31/2030	1,048,533
664,000	4.85%, 08/15/2042	763,215
200,000	EOG Resources Inc 2.63%, 03/15/2023	209,540
1,500,000	Equinor ASA 2.45%, 01/17/2023	1,568,909
	Exxon Mobil Corp
500,000	2.99%, 03/19/2025	543,921
1,500,000	3.45%, 04/15/2051	1,664,499
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	500,743
500,000	Halliburton Co 5.00%, 11/15/2045	516,562
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	1,025,684
	Kinder Morgan Energy Partners LP
500,000	3.95%, 09/01/2022	527,052
1,000,000	3.45%, 02/15/2023	1,048,070
500,000	4.70%, 11/01/2042	533,379
500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	569,291
500,000	Marathon Petroleum Corp 4.75%, 09/15/2044	522,032
	MPLX LP
1,000,000	4.25%, 12/01/2027	1,083,974
500,000	4.50%, 04/15/2038	499,828
1,000,000	Noble Energy Inc 3.85%, 01/15/2028	965,974
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	635,613
500,000	Patterson-UTI Energy Inc 3.95%, 02/01/2028	377,471
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	Phillips 66 4.65%, 11/15/2034	$ 591,345
	Plains All American Pipeline LP / PAA Finance Corp
1,000,000	3.60%, 11/01/2024	1,021,362
750,000	4.30%, 01/31/2043	651,505
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,072,471
	Shell International Finance BV
1,250,000	1.75%, 09/12/2021	1,267,842
500,000	4.13%, 05/11/2035	609,748
500,000	3.63%, 08/21/2042	553,052
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	1,075,994
500,000	Suncor Energy Inc 6.80%, 05/15/2038	647,318
1,000,000	Sunoco Logistics Partners Operations LP 4.65%, 02/15/2022	1,045,250
750,000	Total Capital International SA 2.88%, 02/17/2022	778,498
750,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	809,928
500,000	Valero Energy Corp 7.50%, 04/15/2032	688,066
		36,505,140
Financial — 8.29%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,500,000	3.95%, 02/01/2022	1,500,503
1,000,000	3.88%, 01/23/2028	902,774
369,565	ALEX Alpha LLC 1.62%, 08/15/2024	375,111
1,000,000	American Express Co 8.15%, 03/19/2038	1,595,270
500,000	American Express Credit Corp 3.30%, 05/03/2027	568,010
1,000,000	American International Group Inc 3.40%, 06/30/2030	1,083,231
1,000,000	Athene Global Funding(a) 2.95%, 11/12/2026	1,003,431
1,476,000	AvalonBay Communities Inc REIT 2.95%, 05/11/2026	1,601,126
1,000,000	Banco Santander SA 3.85%, 04/12/2023	1,063,741
	Bank of America Corp
2,000,000	3.30%, 01/11/2023	2,129,760
1,000,000	3.46%, 03/15/2025(c) 3-mo. LIBOR + 0.97%	1,084,642
1,000,000	3.95%, 04/21/2025	1,106,509

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 2,000,000	2.50%, 02/13/2031(c) 3-mo. LIBOR + 0.99%	$ 2,096,377
500,000	6.11%, 01/29/2037	710,001
1,000,000	5.88%, 02/07/2042	1,494,365
1,000,000	Bank of Montreal 3.30%, 02/05/2024	1,085,000
1,000,000	Bank of New York Mellon Corp 3.65%, 02/04/2024	1,103,801
1,150,000	Bank of Nova Scotia 3.40%, 02/11/2024	1,248,438
1,500,000	Barclays PLC 3.65%, 03/16/2025	1,626,165
	BlackRock Inc
1,000,000	3.20%, 03/15/2027	1,127,087
1,000,000	3.25%, 04/30/2029	1,149,725
500,000	Boston Properties LP REIT 3.20%, 01/15/2025	538,185
1,000,000	Brighthouse Financial Inc 4.70%, 06/22/2047	914,330
500,000	Brixmor Operating Partnership LP REIT 3.85%, 02/01/2025	516,336
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	1,080,286
1,000,000	Canadian Imperial Bank of Commerce 2.25%, 01/28/2025	1,043,403
1,000,000	Capital One Financial Corp 3.30%, 10/30/2024	1,076,317
1,000,000	Citibank NA 3.65%, 01/23/2024	1,097,040
	Citigroup Inc
2,000,000	3.40%, 05/01/2026	2,217,613
3,250,000	4.45%, 09/29/2027	3,703,688
500,000	6.63%, 01/15/2028	651,616
1,000,000	Commonwealth Bank of Australia(a) 3.35%, 06/04/2024	1,096,331
1,000,000	Cooperatieve Rabobank UA 3.88%, 02/08/2022	1,055,714
	Credit Suisse AG
500,000	3.00%, 10/29/2021	516,496
500,000	3.63%, 09/09/2024	552,235
1,000,000	Credit Suisse Group Funding Guernsey Ltd 3.75%, 03/26/2025	1,102,172
1,000,000	Crown Castle International Corp REIT 2.25%, 01/15/2031	1,007,219
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,047,011
1,000,000	GE Capital International Funding Unlimited Co 3.37%, 11/15/2025	1,049,272
	Goldman Sachs Group Inc
2,500,000	3.00%, 04/26/2022	2,548,450
1,100,000	6.75%, 10/01/2037	1,586,144
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	6.25%, 02/01/2041	$ 1,493,196
1,000,000	Healthcare Trust of America Holdings LP REIT 3.75%, 07/01/2027	1,055,008
	HSBC Holdings PLC
1,000,000	4.25%, 03/14/2024	1,076,275
1,500,000	3.90%, 05/25/2026	1,665,323
750,000	6.50%, 09/15/2037	1,016,715
1,000,000	Hudson Pacific Properties LP REIT 3.95%, 11/01/2027	1,036,211
1,000,000	ING Groep NV(a)(d) 1.40%, 07/01/2026	1,002,334
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	1,103,657
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,094,964
	JPMorgan Chase & Co
1,000,000	2.70%, 05/18/2023	1,054,016
2,600,000	3.88%, 09/10/2024	2,882,678
2,000,000	3.63%, 12/01/2027	2,210,246
1,000,000	3.88%, 07/24/2038(c) 3-mo. LIBOR + 1.36%	1,182,370
1,000,000	5.50%, 10/15/2040	1,434,760
500,000	Kimco Realty Corp REIT 2.70%, 03/01/2024	513,820
4,000,000	Kreditanstalt fuer Wiederaufbau 2.00%, 10/04/2022	4,159,115
1,000,000	Life Storage LP REIT 4.00%, 06/15/2029	1,107,105
2,000,000	Lloyds Banking Group PLC 3.75%, 01/11/2027	2,213,600
1,000,000	Markel Corp 3.63%, 03/30/2023	1,065,715
500,000	Marsh & McLennan Cos Inc 4.38%, 03/15/2029	602,757
1,120,000	Massachusetts Mutual Life Insurance Co(a) 3.73%, 10/15/2070	1,151,165
500,000	Mastercard Inc 3.30%, 03/26/2027	566,200
1,000,000	Mid-America Apartments LP REIT 3.95%, 03/15/2029	1,153,020
1,500,000	Mitsubishi UFJ Financial Group Inc 3.46%, 03/02/2023	1,601,110
1,000,000	Mizuho Financial Group Inc 2.95%, 02/28/2022	1,037,087
	Morgan Stanley
1,000,000	3.70%, 10/23/2024	1,109,140
574,000	3.13%, 07/27/2026	633,255
2,500,000	4.35%, 09/08/2026	2,882,863
1,000,000	4.30%, 01/27/2045	1,258,020
1,000,000	MUFG Union Bank NA 3.15%, 04/01/2022	1,041,473
1,000,000	Northwestern Mutual Life Insurance Co(a) 3.85%, 09/30/2047	1,142,988

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	PNC Bank NA 2.70%, 11/01/2022	$ 1,046,185
1,000,000	Principal Life Global Funding II(a)(b) 1.25%, 06/23/2025	1,003,045
500,000	Protective Life Corp 8.45%, 10/15/2039	769,168
1,000,000	Royal Bank of Canada 2.75%, 02/01/2022	1,037,459
1,500,000	Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	1,617,216
1,000,000	Simon Property Group LP REIT(b) 2.45%, 09/13/2029	991,597
1,000,000	State Street Corp 3.10%, 05/15/2023	1,074,784
	Sumitomo Mitsui Financial Group Inc
1,000,000	3.10%, 01/17/2023	1,057,570
1,000,000	2.72%, 09/27/2029	1,052,873
250,000	Susa Partnership LP 7.50%, 12/01/2027	298,283
1,000,000	Svenska Handelsbanken AB(a) 0.63%, 06/30/2023	998,841
2,000,000	Synchrony Bank 3.00%, 06/15/2022	2,042,622
	Toronto-Dominion Bank
1,000,000	1.90%, 12/01/2022	1,031,954
1,000,000	3.25%, 03/11/2024	1,089,034
700,000	1.15%, 06/12/2025(b)	708,527
500,000	Travelers Cos Inc 6.25%, 06/15/2037	741,641
1,000,000	Truist Bank 3.20%, 04/01/2024	1,084,221
1,000,000	Truist Financial Corp(b) 1.95%, 06/05/2030	1,014,916
1,000,000	US Bancorp 3.10%, 04/27/2026	1,109,443
1,000,000	US Bank NA 1.95%, 01/09/2023	1,036,502
500,000	Ventas Realty LP REIT 3.25%, 10/15/2026	514,425
1,000,000	Visa Inc 3.15%, 12/14/2025	1,115,636
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,675,102
2,500,000	3.00%, 04/22/2026	2,730,005
750,000	4.30%, 07/22/2027	860,266
500,000	5.38%, 02/07/2035	677,858
1,000,000	4.40%, 06/14/2046	1,208,553
500,000	Welltower Inc REIT 4.00%, 06/01/2025	552,694
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Westpac Banking Corp 2.89%, 02/04/2030	$ 1,017,031
		123,758,562
Industrial — 2.52%
500,000	3M Co 2.00%, 02/14/2025	526,559
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	1,060,049
	Boeing Co
1,000,000	2.95%, 02/01/2030(b)	976,553
1,000,000	5.71%, 05/01/2040	1,130,929
213,329	Burlington Northern & Santa Fe Railway Co Pass Through Trust Series 2005-4 4.97%, 04/01/2023	224,174
500,000	Burlington Northern Santa Fe LLC 5.15%, 09/01/2043	690,843
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	1,109,454
1,000,000	Caterpillar Financial Services Corp 2.15%, 11/08/2024	1,061,197
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,383,860
1,062,000	CNH Industrial Capital LLC 3.88%, 10/15/2021	1,088,441
	CSX Corp
250,000	4.25%, 03/15/2029	298,925
750,000	4.75%, 05/30/2042	957,361
500,000	FedEx Corp 3.90%, 02/01/2035	540,218
500,000	General Dynamics Corp 4.25%, 04/01/2040	622,742
1,000,000	General Electric Co 4.13%, 10/09/2042	949,810
500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	656,018
500,000	Honeywell International Inc 2.70%, 08/15/2029	553,140
1,000,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	1,143,341
1,000,000	John Deere Capital Corp 1.75%, 03/09/2027	1,039,705
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	1,012,124
1,000,000	Lockheed Martin Corp 4.09%, 09/15/2052	1,309,504
1,000,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	1,041,976
1,000,000	Norfolk Southern Corp 3.05%, 05/15/2050	1,029,137
500,000	Northrop Grumman Corp 3.25%, 01/15/2028	558,631
500,000	Otis Worldwide Corp(a) 2.29%, 04/05/2027	522,051

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	Packaging Corp of America 4.50%, 11/01/2023	$ 550,336
500,000	Parker-Hannifin Corp 4.20%, 11/21/2034	598,744
1,000,000	PerkinElmer Inc 3.30%, 09/15/2029	1,071,570
	Raytheon Technologies Corp
1,000,000	3.20%, 03/15/2024(a)	1,075,793
1,000,000	3.75%, 11/01/2046	1,143,792
1,000,000	4.35%, 04/15/2047(a)	1,219,726
1,000,000	Rockwell Automation Inc 2.88%, 03/01/2025	1,072,273
615,000	Ryder System Inc 2.80%, 03/01/2022	632,333
500,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	670,197
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	1,032,612
1,000,000	Stanley Black & Decker Inc 2.30%, 03/15/2030	1,044,915
1,000,000	Textron Inc 3.90%, 09/17/2029	1,059,185
1,000,000	Trimble Inc 4.15%, 06/15/2023	1,065,904
	Union Pacific Corp
500,000	3.60%, 09/15/2037	553,636
500,000	3.80%, 10/01/2051	600,899
	Union Pacific Railroad Co Pass Through Trust
	Series 2006
496,969	5.87%, 07/02/2030	584,610
	Series 2007-3
220,666	6.18%, 01/02/2031	264,084
500,000	United Parcel Service Inc 2.40%, 11/15/2026	544,525
500,000	Vulcan Materials Co 3.90%, 04/01/2027	546,857
500,000	Waste Management Inc 4.00%, 07/15/2039	516,013
250,000	WRKCo Inc 3.90%, 06/01/2028	276,562
		37,611,308
Technology — 2.25%
1,000,000	Activision Blizzard Inc 3.40%, 09/15/2026	1,135,754
1,000,000	Adobe Inc 2.30%, 02/01/2030	1,079,729
	Apple Inc
500,000	1.80%, 09/11/2024	523,599
1,000,000	2.75%, 01/13/2025	1,085,463
1,500,000	3.00%, 11/13/2027	1,685,475
1,000,000	3.85%, 05/04/2043	1,240,259
1,000,000	Applied Materials Inc 3.30%, 04/01/2027	1,141,071
2,000,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.13%, 01/15/2025	2,136,390
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	Broadcom Inc(a) 4.15%, 11/15/2030	$ 1,088,044
1,000,000	Dell International LLC / EMC Corp(a) 4.00%, 07/15/2024	1,077,953
1,000,000	Fidelity National Information Services Inc 4.25%, 05/15/2028	1,180,267
1,000,000	Fiserv Inc 4.20%, 10/01/2028	1,173,173
1,000,000	Hewlett Packard Enterprise Co 4.40%, 10/15/2022	1,070,573
1,000,000	HP Inc 4.05%, 09/15/2022	1,070,668
	Intel Corp
1,000,000	3.40%, 03/25/2025	1,121,895
1,000,000	4.10%, 05/19/2046	1,260,047
	International Business Machines Corp
1,000,000	3.00%, 05/15/2024	1,082,902
1,000,000	4.00%, 06/20/2042	1,208,103
1,000,000	Intuit Inc 1.65%, 07/15/2030	996,253
	Microsoft Corp
2,500,000	3.45%, 08/08/2036	3,014,325
1,000,000	4.45%, 11/03/2045	1,359,300
	Oracle Corp
2,000,000	3.40%, 07/08/2024	2,188,981
800,000	2.50%, 04/01/2025	860,435
1,000,000	3.85%, 07/15/2036	1,166,608
	QUALCOMM Inc
500,000	2.90%, 05/20/2024	538,740
1,000,000	3.25%, 05/20/2050	1,093,327
1,000,000	Texas Instruments Inc 1.75%, 05/04/2030	1,014,550
		33,593,884
Utilities — 2.09%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	997,358
1,000,000	Appalachian Power Co 3.70%, 05/01/2050	1,096,356
	Baltimore Gas & Electric Co
1,000,000	4.25%, 09/15/2048	1,247,955
1,000,000	2.90%, 06/15/2050	1,019,930
1,000,000	Basin Electric Power Cooperative(a) 4.75%, 04/26/2047	1,166,165
500,000	Berkshire Hathaway Energy Co(a) 3.70%, 07/15/2030	584,845
1,000,000	Black Hills Corp 3.88%, 10/15/2049	1,067,851
500,000	Boston Gas Co(a) 3.15%, 08/01/2027	546,322
2,000,000	Consolidated Edison Co of New York Inc 3.13%, 11/15/2027	2,227,222

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 500,000	Dominion Energy Inc 3.38%, 04/01/2030	$ 553,116
1,000,000	DTE Electric Co 3.75%, 08/15/2047	1,181,990
1,000,000	DTE Energy Co 2.60%, 06/15/2022	1,031,215
500,000	Duke Energy Carolinas LLC 2.45%, 02/01/2030	540,132
250,000	Duke Energy Corp 3.75%, 09/01/2046	283,102
	Duke Energy Florida LLC
1,000,000	1.75%, 06/15/2030	1,010,315
1,000,000	5.65%, 04/01/2040	1,407,573
680,239	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	734,894
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	1,052,600
1,000,000	Eversource Energy 3.45%, 01/15/2050	1,066,364
500,000	Florida Power & Light Co 3.15%, 10/01/2049	568,291
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	642,924
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	638,152
1,000,000	NextEra Energy Capital Holdings Inc 2.75%, 05/01/2025	1,079,782
1,000,000	NiSource Inc 2.95%, 09/01/2029	1,089,453
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,213,972
500,000	Oklahoma Gas & Electric Co 4.15%, 04/01/2047	578,625
500,000	PacifiCorp 4.15%, 02/15/2050	625,266
1,000,000	Public Service Electric & Gas Co 4.05%, 05/01/2045	1,160,398
1,000,000	Public Service Enterprise Group Inc 2.88%, 06/15/2024	1,066,896
1,000,000	Southern California Edison Co 3.40%, 06/01/2023	1,070,112
	Southern Co
500,000	3.70%, 04/30/2030	570,661
500,000	4.40%, 07/01/2046	592,095
500,000	Union Electric Co 8.45%, 03/15/2039	859,198
Principal Amount		Fair Value
Utilities — (continued)
$ 500,000	Virginia Electric & Power Co 3.80%, 09/15/2047	$ 584,371
		31,155,501
TOTAL CORPORATE BONDS AND NOTES — 27.89% (Cost $383,018,528)		$ 416,184,415
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	African Development Bank 2.13%, 11/16/2022	1,042,880
	Asian Development Bank
1,000,000	0.63%, 04/07/2022	1,006,395
1,500,000	5.82%, 06/16/2028	2,044,215
500,000	Chile Government International Bond 3.50%, 01/25/2050	562,005
	Colombia Government International Bond
500,000	4.50%, 03/15/2029	548,280
1,000,000	5.00%, 06/15/2045	1,122,500
	European Investment Bank
2,500,000	2.13%, 10/15/2021	2,560,400
2,500,000	2.63%, 03/15/2024	2,708,165
1,000,000	0.63%, 07/25/2025(b)	1,008,740
1,000,000	Export-Import Bank of Korea 2.63%, 05/26/2026	1,085,495
1,000,000	Indonesia Government International Bond 3.50%, 01/11/2028	1,063,031
	Inter-American Development Bank
3,500,000	1.75%, 04/14/2022	3,590,815
1,000,000	0.63%, 07/15/2025	1,005,566
	International Bank for Reconstruction & Development
2,500,000	1.63%, 02/10/2022(b)	2,554,755
1,500,000	7.63%, 01/19/2023(b)	1,777,677
1,000,000	0.63%, 04/22/2025	1,008,018
1,000,000	Israel Government Agency for International Development Bond 5.50%, 12/04/2023	1,168,998
1,000,000	Israel Government International Bond 3.25%, 01/17/2028	1,131,500
1,500,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	1,630,175
	Mexico Government International Bond
500,000	3.60%, 01/30/2025	530,150
1,000,000	4.75%, 04/27/2032(b)	1,102,500
1,750,000	4.60%, 01/23/2046	1,805,965
1,000,000	Panama Government International Bond 3.16%, 01/23/2030	1,076,500

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	Panama Notas del Tesoro(a) 3.75%, 04/17/2026	$ 1,045,000
	Peruvian Government International Bond
800,000	4.13%, 08/25/2027	919,208
1,000,000	2.84%, 06/20/2030	1,072,500
	Philippine Government International Bond
1,000,000	5.50%, 03/30/2026	1,197,273
500,000	2.95%, 05/05/2045	518,643
1,000,000	Province of Alberta Canada(a)(b) 2.05%, 08/17/2026	1,060,503
500,000	Province of British Columbia Canada 2.65%, 09/22/2021	514,305
2,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	2,146,105
1,500,000	Province of Ontario Canada 3.20%, 05/16/2024	1,647,325
	Province of Quebec Canada
1,000,000	2.75%, 04/12/2027	1,116,489
1,000,000	1.35%, 05/28/2030	1,017,007
500,000	Republic of Italy Government International Bond 2.38%, 10/17/2024	506,230
1,000,000	Republic of Poland Government International Bond 3.25%, 04/06/2026	1,120,320
600,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	556,116
1,000,000	Svensk Exportkredit AB 0.63%, 05/14/2025	1,002,804
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	584,380
500,000	4.98%, 04/20/2055	640,630
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.34% (Cost $47,233,378)		$ 49,799,563
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.26%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	558,827
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	340,198
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	1,106,122
Principal Amount		Fair Value
Non-Agency — (continued)
$ 3,500,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	$ 3,848,066
2,000,000	Houston Galleria Mall Trust(a) Series 2015-HGLR Class A1A2 3.09%, 03/05/2037	2,007,925
2,500,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class A4 4.00%, 04/15/2047	2,708,053
2,760,000	One Bryant Park Trust(a) Series 2019-OBP Class A 2.52%, 09/15/2054	2,920,012
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	4,313,339
	Series 2016-BNK1 Class ASB
500,000	2.51%, 08/15/2049	516,464
500,000	WFRBS Commercial Mortgage Trust Series 2014-C21 Class A4 3.41%, 08/15/2047	531,169
		18,850,175
U.S. Government Agency — 27.69%
	Federal Home Loan Mortgage Corp
422,801	4.00%, 05/01/2026	448,366
121,576	3.50%, 08/01/2026	127,832
897,953	3.00%, 01/01/2027	945,284
6,627	7.50%, 05/01/2027	7,482
705,640	2.50%, 11/01/2028	748,861
1,339,716	3.00%, 02/01/2029	1,420,245
12,281	6.50%, 04/01/2029	13,664
1,467,352	2.50%, 02/01/2030	1,557,002
1,607	7.50%, 08/01/2030	1,929
3,129,900	2.50%, 12/01/2031	3,284,904
502,729	2.50%, 02/01/2032	532,912
353,086	3.50%, 04/01/2032	377,893
113,279	6.50%, 11/01/2032	128,014
875,822	2.50%, 12/01/2032	919,180
365,122	3.50%, 05/01/2033	385,583
400,044	3.50%, 06/01/2033	428,181
774,908	4.00%, 07/01/2033	824,145
38,441	4.50%, 08/01/2033	41,969
599,773	3.50%, 03/01/2034	630,376
588,184	4.00%, 06/01/2034	633,283
972,055	3.50%, 09/01/2034	1,021,564
917,503	2.00%, 10/01/2034	949,300
1,184,858	2.50%, 02/01/2035	1,241,037
500,000	2.00%, 07/01/2035	517,384
19,792	6.00%, 03/01/2036	23,057
15,944	6.00%, 04/01/2036	18,525

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 83,555	5.00%, 06/01/2036	$ 95,887
1,560,110	3.00%, 09/01/2036	1,652,174
350,718	6.50%, 10/01/2036	403,897
148,274	5.50%, 10/01/2037	170,370
20,025	5.50%, 11/01/2037	22,282
25,741	5.50%, 12/01/2037	28,310
602,885	3.50%, 10/01/2038	637,990
148,964	5.00%, 12/01/2039	171,208
368,638	5.00%, 02/01/2040	423,765
288,208	5.00%, 05/01/2040	331,045
500,000	2.50%, 07/01/2040	521,378
102,671	4.50%, 07/01/2040	114,107
164,402	5.00%, 08/01/2040	188,911
739,883	4.00%, 01/01/2041	810,984
1,376,948	4.00%, 02/01/2041	1,515,433
253,077	4.00%, 04/01/2041	277,412
445,595	4.00%, 03/01/2042	489,529
386,847	3.50%, 08/01/2042	418,611
716,337	3.50%, 11/01/2042	775,441
570,810	3.50%, 05/01/2043	620,859
937,014	4.00%, 11/01/2043	1,036,213
380,222	4.50%, 11/01/2043	423,338
740,373	4.00%, 01/01/2044	813,083
1,710,178	4.50%, 10/01/2044	1,855,010
1,942,320	3.50%, 11/01/2044	2,121,936
2,608,842	3.00%, 04/01/2045	2,770,977
1,259,928	3.00%, 08/01/2045	1,346,240
1,093,624	3.50%, 10/01/2045	1,170,564
1,967,443	3.50%, 04/01/2046	2,099,300
3,240,843	3.00%, 11/01/2046	3,444,063
2,521,103	3.00%, 12/01/2046	2,664,024
6,509,299	3.00%, 02/01/2047	6,883,455
964,130	2.50%, 03/01/2047	1,021,036
961,849	4.00%, 05/01/2047	1,028,812
1,295,785	3.50%, 10/01/2047	1,370,575
1,762,978	3.50%, 11/01/2047	1,861,699
2,617,483	3.50%, 08/01/2048	2,857,742
1,511,033	4.00%, 09/01/2048	1,601,670
1,617,720	4.00%, 01/01/2049	1,713,936
1,001,073	4.50%, 01/01/2049	1,075,790
3,323,415	3.50%, 05/01/2049	3,631,003
1,685,179	4.00%, 05/01/2049	1,784,638
1,037,926	3.50%, 06/01/2049	1,091,934
2,676,660	3.50%, 07/01/2049	2,812,611
1,535,325	3.50%, 08/01/2049	1,613,422
1,575,078	3.00%, 09/01/2049	1,659,518
2,390,296	3.50%, 09/01/2049	2,511,973
1,449,033	4.00%, 09/01/2049	1,534,559
2,238,122	4.50%, 09/01/2049	2,403,612
1,184,639	2.50%, 10/01/2049	1,235,538
8,056,966	3.00%, 10/01/2049	8,488,897
316,060	3.50%, 10/01/2049	332,211
752,703	4.00%, 10/01/2049	797,121
3,092,615	4.50%, 11/01/2049	3,361,039
2,090,559	3.50%, 12/01/2049	2,221,850
3,446,588	3.00%, 02/01/2050	3,651,642
4,250,088	4.00%, 02/01/2050	4,543,413
3,290,023	2.50%, 05/01/2050	3,428,104
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,250,000	2.50%, 07/01/2050	$ 2,345,126
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	1,113,457
	Series K061 Class A2
1,882,000	3.35%, 11/25/2026(d)	2,146,949
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,257,760
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,838,481
	Series K100 Class A2
507,000	2.67%, 09/25/2029	573,234
	Series K104 Class A2
300,000	2.25%, 01/25/2030	330,339
	Series K727 Class A2
2,000,000	2.95%, 07/25/2024	2,149,080
	Series K729 Class AM
2,000,000	3.20%, 11/25/2024	2,187,886
	Federal National Mortgage Association
3,930	8.00%, 11/01/2022	3,977
329,115	3.50%, 02/01/2026	346,115
1,626,781	2.50%, 06/01/2028	1,706,729
38,719	6.00%, 01/01/2029	45,047
507,233	3.00%, 03/01/2029	538,208
419,176	3.50%, 04/01/2029	448,686
262,620	3.50%, 09/01/2029	280,594
292,842	4.00%, 09/01/2030	315,115
955,288	3.00%, 10/01/2030	1,012,216
88,397	8.00%, 10/01/2030	103,044
796,025	3.50%, 01/01/2031	836,933
1,264,196	3.00%, 02/01/2031	1,340,410
429,951	4.50%, 08/01/2031	471,397
2,638,762	2.50%, 09/01/2031	2,767,262
565,056	2.00%, 10/01/2031	587,329
279,556	3.50%, 01/01/2032	299,008
266,133	3.50%, 02/01/2032	280,059
64,081	6.50%, 06/01/2032	73,498
877,985	3.00%, 08/01/2032	923,318
89,226	6.50%, 08/01/2032	102,621
3,277,658	3.00%, 10/01/2032	3,442,962
490,097	3.00%, 11/01/2032	522,236
864,059	2.50%, 01/01/2033	906,225
957,683	3.00%, 02/01/2033	1,020,547
267,383	5.50%, 03/01/2033	298,506
45,576	5.00%, 09/01/2033	51,938
41,824	5.50%, 01/01/2034	46,770
326,465	4.00%, 02/01/2034	351,399
1,003,929	3.50%, 03/01/2034	1,054,243
186,437	5.50%, 03/01/2034	213,340
183,459	5.50%, 05/01/2034	210,465
810,748	2.50%, 09/01/2034	849,189
1,008,538	3.00%, 01/01/2035	1,060,549
50,142	5.50%, 02/01/2035	57,498
713,007	3.00%, 03/01/2035	759,379
974,487	3.00%, 04/01/2035	1,025,429

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 344,832	3.00%, 05/01/2035	$ 362,914
566,887	5.00%, 05/01/2035	650,355
1,750,000	2.50%, 06/01/2035	1,840,345
1,250,000	2.00%, 07/01/2035	1,293,461
10,982	5.00%, 07/01/2035	12,579
117,664	5.00%, 09/01/2035	134,909
120,365	5.00%, 10/01/2035	138,144
75,271	6.00%, 10/01/2035	87,683
98,844	5.50%, 11/01/2035	113,962
851,163	3.50%, 04/01/2036	910,148
99,138	6.00%, 04/01/2036	115,437
378,737	6.00%, 06/01/2036	441,850
10,502	6.50%, 08/01/2036	12,292
100,620	5.50%, 10/01/2036	115,378
67,500	5.50%, 11/01/2036	77,472
610,170	6.00%, 12/01/2036	707,705
1,721,490	3.00%, 01/01/2037	1,826,798
54,790	5.00%, 07/01/2037	62,836
304,400	5.50%, 08/01/2037	349,571
469,632	5.50%, 01/01/2038	536,688
215,554	6.00%, 03/01/2038	251,428
114,327	5.50%, 07/01/2038	131,456
149,954	2.50%, 05/01/2039	156,272
70,284	6.00%, 05/01/2039	81,978
586,548	4.50%, 08/01/2039	652,344
615,125	5.00%, 08/01/2039	705,897
486,954	5.00%, 12/01/2039	560,959
292,371	4.50%, 03/01/2040	325,766
891,762	2.50%, 05/01/2040	930,172
403,270	5.00%, 06/01/2040	463,442
213,637	4.50%, 08/01/2040	237,649
654,889	4.50%, 09/01/2040	729,063
176,078	4.50%, 11/01/2040	196,010
255,813	5.00%, 11/01/2040	293,857
3,041,639	4.00%, 02/01/2041	3,339,311
1,969,562	4.50%, 03/01/2041	2,191,940
1,268,315	5.00%, 05/01/2041	1,446,896
348,616	4.50%, 10/01/2041	387,977
1,248,164	3.50%, 12/01/2041	1,349,672
1,195,450	4.00%, 01/01/2042	1,311,557
2,746,040	3.00%, 09/01/2042	2,941,853
2,591,284	3.00%, 12/01/2042	2,776,068
1,466,613	3.00%, 02/01/2043	1,571,245
1,248,282	3.00%, 03/01/2043	1,337,358
789,343	3.00%, 04/01/2043	850,491
2,002,676	3.50%, 04/01/2043	2,110,816
2,484,486	3.50%, 05/01/2043	2,716,663
329,593	4.00%, 07/01/2043	364,553
1,359,591	3.00%, 08/01/2043	1,456,615
800,283	3.50%, 08/01/2043	870,171
364,929	4.00%, 09/01/2043	403,638
996,897	4.00%, 12/01/2043	1,102,643
901,249	5.00%, 01/01/2044	1,003,682
875,194	3.50%, 08/01/2044	956,572
1,351,232	4.00%, 08/01/2044	1,508,320
365,266	4.00%, 12/01/2044	397,563
419,571	4.00%, 06/01/2045	455,783
571,380	3.50%, 11/01/2045	611,707
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,574,384	3.50%, 12/01/2045	$ 4,888,396
2,072,828	3.50%, 01/01/2046	2,211,476
3,958,288	3.50%, 02/01/2046	4,225,382
1,788,671	3.50%, 03/01/2046	1,900,157
3,115,861	3.00%, 06/01/2046	3,300,639
6,143,560	3.50%, 07/01/2046	6,527,191
935,469	2.50%, 10/01/2046	990,419
3,683,730	3.00%, 10/01/2046	3,940,940
2,378,564	4.00%, 10/01/2046	2,561,469
1,371,652	3.00%, 11/01/2046	1,447,723
2,934,190	3.00%, 12/01/2046	3,104,399
883,443	3.50%, 12/01/2046	939,118
930,566	4.00%, 03/01/2047	996,976
2,307,570	4.00%, 06/01/2047	2,467,943
929,339	4.50%, 06/01/2047	1,005,201
964,758	4.00%, 07/01/2047	1,025,442
2,238,901	4.00%, 08/01/2047	2,385,631
1,040,432	3.00%, 09/01/2047	1,098,123
2,856,635	4.00%, 10/01/2047	3,043,400
3,530,663	3.50%, 12/01/2047	3,740,408
873,843	4.00%, 08/01/2048	924,996
1,193,380	4.00%, 02/01/2049	1,264,288
1,148,898	4.00%, 03/01/2049	1,217,895
883,562	3.00%, 06/01/2049	930,929
4,223,021	4.50%, 07/01/2049	4,536,150
5,437,290	4.00%, 08/01/2049	5,763,410
2,552,306	3.00%, 09/01/2049	2,691,511
694,597	2.50%, 10/01/2049	724,372
1,789,931	4.50%, 10/01/2049	1,945,341
929,142	2.50%, 11/01/2049	968,207
2,644,198	3.00%, 11/01/2049	2,785,953
4,245,110	3.50%, 11/01/2049	4,531,430
6,747,461	3.00%, 12/01/2049	7,111,586
483,371	3.50%, 12/01/2049	513,043
1,465,559	3.00%, 01/01/2050	1,546,004
2,436,389	2.50%, 03/01/2050	2,540,053
2,719,546	3.00%, 03/01/2050	2,866,289
2,741,812	2.50%, 05/01/2050	2,857,462
2,078,346	3.50%, 05/01/2050	2,189,728
1,863,601	2.00%, 06/01/2050	1,899,619
4,250,000	2.50%, 08/01/2050	4,429,344
897,000	Federal National Mortgage Association Alternative Credit Enhancement Security(d) Series 2017-M4 Class A2 2.67%, 12/25/2026	979,127
	Government National Mortgage Association
4,910	7.00%, 07/15/2025	5,284
3,489	7.50%, 12/15/2025	3,550
90,194	3.50%, 02/15/2026	94,804
867,954	2.50%, 04/15/2027	909,122
566,164	3.00%, 06/20/2027	594,104
189,671	5.00%, 11/15/2033	216,697
33,617	5.50%, 12/15/2035	39,139
46,766	5.00%, 12/20/2035	52,909
84,437	6.00%, 01/20/2036	96,984
104,272	5.50%, 02/20/2036	120,046

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 655,536	5.00%, 06/15/2039	$ 749,074
384,895	4.50%, 01/20/2040	422,438
226,889	4.00%, 05/20/2040	250,114
197,908	4.50%, 07/20/2040	217,245
186,551	4.50%, 09/20/2040	204,770
704,891	4.00%, 10/15/2040	774,583
373,164	4.00%, 09/15/2041	405,702
71,371	4.50%, 12/20/2041	80,209
1,069,418	3.50%, 06/20/2042	1,162,744
1,269,731	3.50%, 08/15/2042	1,356,043
1,316,556	2.50%, 12/20/2042	1,394,392
461,043	3.00%, 02/15/2043	489,331
1,654,156	3.50%, 02/20/2043	1,798,528
5,331,519	3.50%, 06/20/2044	5,718,354
1,951,391	3.50%, 10/20/2044	2,098,129
1,021,370	3.00%, 01/20/2046	1,087,757
1,564,279	3.50%, 02/20/2046	1,686,476
483,984	4.00%, 03/20/2046	523,714
3,561,558	3.00%, 04/20/2046	3,789,810
1,085,467	3.50%, 04/20/2046	1,164,162
1,346,985	3.50%, 05/20/2046	1,443,160
4,523,556	3.00%, 08/20/2046	4,812,670
5,092,788	3.00%, 09/20/2046	5,439,444
935,348	3.50%, 09/20/2046	1,002,107
1,731,522	3.50%, 10/20/2046	1,855,355
7,889,594	3.00%, 12/20/2046	8,380,956
7,532,520	3.00%, 01/20/2047	8,003,602
1,654,802	3.50%, 04/20/2047	1,766,013
3,449,048	3.50%, 07/20/2047	3,671,745
3,485,579	3.50%, 08/20/2047	3,710,974
1,209,489	4.50%, 11/15/2047	1,338,762
2,929,541	4.00%, 01/20/2048	3,139,967
1,005,237	4.50%, 02/20/2048	1,090,833
1,827,011	4.00%, 03/20/2048	1,953,912
716,415	5.00%, 11/20/2048	780,777
6,790,613	4.00%, 05/20/2049	7,275,186
4,051,539	4.50%, 06/20/2049	4,327,912
1,064,419	2.50%, 08/20/2049	1,120,498
390,682	4.50%, 09/20/2049	416,854
4,378,211	3.50%, 12/20/2049	4,624,432
2,894,521	4.00%, 01/20/2050	3,071,227
1,483,875	2.50%, 02/20/2050	1,562,922
2,717,359	3.00%, 02/20/2050	2,882,392
1,094,519	3.50%, 04/20/2050	1,167,050
2,250,000	2.50%, 06/20/2050	2,369,855
		413,156,569
TOTAL MORTGAGE-BACKED SECURITIES — 28.95% (Cost $420,045,082)		$ 432,006,744
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Combined Utility System Revenue 3.83%, 05/15/2028	2,282,340
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 105,000	Energy Northwest 2.81%, 07/01/2024	$ 109,911
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,778,925
2,000,000	Port of Morrow 2.99%, 09/01/2036	2,225,820
600,000	State of Illinois 5.10%, 06/01/2033	608,670
1,000,000	State of Texas 5.52%, 04/01/2039	1,452,420
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,459,840
TOTAL MUNICIPAL BONDS AND NOTES — 0.73% (Cost $9,452,586)		$ 10,917,926
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
1,000,000	0.25%, 05/06/2022	1,000,263
1,500,000	0.73%, 12/03/2024	1,498,492
	Federal Home Loan Bank
1,750,000	2.63%, 12/10/2021	1,810,177
600,000	5.75%, 06/12/2026	775,796
1,500,000	3.25%, 11/16/2028(b)	1,787,104
2,750,000	Federal Home Loan Mortgage Corp 2.38%, 01/13/2022	2,841,376
	Federal National Mortgage Association
1,750,000	1.38%, 10/07/2021	1,776,260
3,000,000	2.13%, 04/24/2026	3,269,337
	Tennessee Valley Authority(b)
1,750,000	1.88%, 08/15/2022	1,803,524
1,260,000	7.13%, 05/01/2030	1,958,346
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.24% (Cost $17,481,496)		$ 18,520,675
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,000,000	1.13%, 07/31/2021	3,030,703
11,000,000	2.13%, 08/15/2021	11,238,906
15,000,000	2.13%, 09/30/2021	15,365,039
13,500,000	2.00%, 11/15/2021	13,838,555
1,650,000	8.00%, 11/15/2021	1,827,182
9,000,000	2.13%, 12/31/2021	9,262,617
10,000,000	1.50%, 01/31/2022	10,208,984
6,000,000	2.00%, 02/15/2022	6,177,656
9,500,000	1.75%, 03/31/2022	9,761,992
7,000,000	1.75%, 04/30/2022	7,202,891
9,000,000	1.88%, 05/31/2022	9,293,555
6,000,000	2.13%, 06/30/2022	6,234,609

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 8,000,000	2.00%, 07/31/2022	$ 8,305,312
9,700,000	1.63%, 08/15/2022	10,000,094
13,000,000	1.75%, 09/30/2022	13,460,586
12,000,000	1.63%, 11/15/2022	12,412,969
2,000,000	2.13%, 12/31/2022	2,097,266
8,000,000	1.75%, 01/31/2023	8,323,437
7,000,000	1.50%, 02/28/2023	7,246,641
6,500,000	1.50%, 03/31/2023	6,736,895
4,000,000	1.75%, 05/15/2023	4,180,156
6,500,000	1.38%, 06/30/2023	6,732,578
16,500,000	1.25%, 07/31/2023	17,043,340
9,000,000	2.50%, 08/15/2023	9,649,336
9,000,000	1.38%, 09/30/2023	9,347,695
7,500,000	2.75%, 11/15/2023	8,143,359
6,000,000	2.25%, 01/31/2024	6,438,750
10,000,000	2.13%, 02/29/2024	10,701,172
6,500,000	2.50%, 05/15/2024	7,072,559
9,500,000	2.38%, 08/15/2024	10,335,703
5,000,000	1.50%, 09/30/2024	5,266,406
8,750,000	2.25%, 11/15/2024	9,512,549
4,000,000	1.50%, 11/30/2024	4,219,844
9,000,000	1.38%, 01/31/2025	9,455,977
6,500,000	2.00%, 02/15/2025	7,018,223
10,500,000	2.13%, 05/15/2025	11,432,695
12,000,000	0.25%, 05/31/2025(b)	11,984,531
4,000,000	2.75%, 06/30/2025	4,486,562
1,800,000	6.88%, 08/15/2025	2,401,945
13,000,000	2.25%, 11/15/2025	14,322,851
10,000,000	1.63%, 02/15/2026	10,698,438
7,000,000	2.00%, 11/15/2026	7,686,602
8,000,000	0.63%, 03/31/2027	8,081,250
10,000,000	0.50%, 04/30/2027	10,015,625
2,500,000	2.38%, 05/15/2027	2,821,582
4,000,000	2.25%, 08/15/2027	4,492,812
7,000,000	2.75%, 02/15/2028	8,165,117
9,500,000	2.88%, 05/15/2028	11,210,742
1,500,000	3.13%, 11/15/2028	1,813,359
3,500,000	2.63%, 02/15/2029	4,101,016
3,000,000	2.38%, 05/15/2029	3,461,953
4,500,000	1.63%, 08/15/2029	4,909,219
2,000,000	1.75%, 11/15/2029(b)	2,207,891
11,500,000	1.50%, 02/15/2030	12,430,332
5,000,000	0.63%, 05/15/2030	4,984,766
10,000,000	1.13%, 05/15/2040	9,905,469
3,000,000	2.88%, 05/15/2043	3,918,281
500,000	3.63%, 02/15/2044	731,680
5,000,000	3.38%, 05/15/2044	7,069,922
5,000,000	3.13%, 08/15/2044	6,816,016
5,000,000	3.00%, 11/15/2044	6,692,188
13,000,000	2.50%, 02/15/2045	16,030,117
12,500,000	2.50%, 02/15/2046	15,474,121
4,500,000	3.00%, 02/15/2047	6,127,559
7,000,000	2.75%, 11/15/2047	9,153,867
5,500,000	3.00%, 02/15/2048	7,526,191
2,000,000	3.00%, 08/15/2048	2,748,906
4,000,000	2.25%, 08/15/2049	4,808,125
8,000,000	2.00%, 02/15/2050	9,156,875
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 7,500,000	1.25%, 05/15/2050(b)	$ 7,200,293
TOTAL U.S. TREASURY BONDS AND NOTES — 37.01% (Cost $511,860,884)		$ 552,212,434
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
809,000	BlackRock FedFund Institutional Class(e), 0.10%(f)	809,000
1,419,000	Federated Hermes Government Obligations Fund Premier Shares(e), 0.11%(f)	1,419,000
809,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(e), 0.10%(f)	809,000
1,609,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.15%(f)	1,609,000
809,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.09%(f)	809,000
1,569,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.10%(f)	1,569,000
809,000	Morgan Stanley Government Portfolio Institutional Class(e), 0.05%(f)	809,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.52% (Cost $7,833,000)		$ 7,833,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.82%
14,400,000	Repurchase agreement (principal amount/value $14,400,000 with a maturity value of $14,400,000 with Daiwa Capital Markets America Inc, 0.01%, dated 6/30/20 to be repurchased at $14,400,004 on 7/1/20 collateralized by U.S. Treasury securities, 0.00% - 2.63%, 7/7/20 - 5/15/40, with a value of $14,688,056.	14,400,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 8,441,791	Undivided interest of 12.44% in a repurchase agreement (principal amount/value $67,853,165 with a maturity value of $67,853,335) with Citigroup Global Markets Inc, 0.09%, dated 6/30/20 to be repurchased at $ 8,441,791 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.50% - 7.50%, 7/31/21 - 5/20/70, with a value of $69,210,231.(e)	$ 8,441,791
8,441,791	Undivided interest of 12.74% in a repurchase agreement (principal amount/value $66,244,813 with a maturity value of $66,244,979) with RBC Capital Markets Corp, 0.09%, dated 6/30/20 to be repurchased at $8,441,791 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/31/20 - 7/1/50, with a value of $67,569,710.(e)	8,441,791
8,441,791	Undivided interest of 35.38% in a repurchase agreement (principal amount/value $23,868,527 with a maturity value of $23,868,587) with HSBC Securities (USA) Inc, 0.09%, dated 6/30/20 to be repurchased at $8,441,791 on 7/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 4.50%, 2/1/26 - 5/1/50, with a value of $24,345,898.(e)	8,441,791
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,386,353	Undivided interest of 52.12% in a repurchase agreement (principal amount/value $4,579,175 with a maturity value of $4,579,184) with JP Morgan Securities, 0.07%, dated 6/30/20 to be repurchased at $2,386,353 on 7/1/20 collateralized by U.S. Treasury securities, 0.00% - 2.50%, 10/8/20 - 4/30/23, with a value of $4,670,759.(e)	$ 2,386,353
TOTAL SHORT TERM INVESTMENTS — 2.82% (Cost $42,111,726)		$ 42,111,726
TOTAL INVESTMENTS — 102.88% (Cost $1,444,616,707)		$1,535,294,363
OTHER ASSETS & LIABILITIES, NET — (2.88)%		$ (43,048,474)
TOTAL NET ASSETS — 100.00%		$1,492,245,889

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at June 30, 2020.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of June 30, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West Bond Index Fund
ASSETS:
Investments in securities, fair value (including $34,594,042 of securities on loan)(a)	$1,493,182,637
Repurchase agreements, fair value(b)	42,111,726
Cash	13,656,948
Interest receivable	7,566,702
Subscriptions receivable	3,932,379
Receivable for investments sold	4,450,987
Total Assets	1,564,901,379
LIABILITIES:
Payable for director fees	4,139
Payable for distribution fees	58,016
Payable for investments purchased	36,127,693
Payable for other accrued fees	121,571
Payable for shareholder services fees	167,500
Payable to investment adviser	153,126
Payable upon return of securities loaned	35,544,726
Redemptions payable	478,719
Total Liabilities	72,655,490
NET ASSETS	$1,492,245,889
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$13,751,035
Paid-in capital in excess of par	1,365,001,220
Undistributed/accumulated earnings	113,493,634
NET ASSETS	$1,492,245,889
NET ASSETS BY CLASS
Investor Class	$261,566,963
Class L	$307,400,766
Institutional Class	$923,278,160
CAPITAL STOCK:
Authorized
Investor Class	75,000,000
Class L	75,000,000
Institutional Class	230,000,000
Issued and Outstanding
Investor Class	17,088,905
Class L	32,261,382
Institutional Class	88,160,062
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.31
Class L	$9.53
Institutional Class	$10.47
(a) Cost of investments	$1,402,504,981
(b) Cost of repurchase agreements	$42,111,726
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West Bond Index Fund
INVESTMENT INCOME:
Interest	$16,957,205
Income from securities lending	16,726
Total Income	16,973,931
EXPENSES:
Management fees	910,394
Shareholder services fees – Investor Class	428,898
Shareholder services fees – Class L	475,198
Audit and tax fees	19,252
Custodian fees	15,666
Director's fees	9,604
Distribution fees – Class L	337,570
Legal fees	2,401
Pricing fees	33,191
Registration fees	50,416
Shareholder report fees	22,053
Transfer agent fees	6,145
Other fees	3,613
Total Expenses	2,314,401
Less amount waived by investment adviser	44,116
Net Expenses	2,270,285
NET INVESTMENT INCOME	14,703,646
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	21,476,459
Net Realized Gain	21,476,459
Net change in unrealized appreciation on investments	43,798,971
Net Change in Unrealized Appreciation	43,798,971
Net Realized and Unrealized Gain	65,275,430
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,979,076
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Bond Index Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$14,703,646	$37,547,646
Net realized gain	21,476,459	9,502,332
Net change in unrealized appreciation	43,798,971	75,560,035
Net Increase in Net Assets Resulting from Operations	79,979,076	122,610,013
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(23,392)
Class L	-	(24,486)
Institutional Class	-	(93,143)
From return of capital	0	(141,021)
From net investment income and net realized gains
Investor Class	(1,426,682)	(3,442,667)
Class L	(2,786,489)	(5,630,438)
Institutional Class	(9,902,508)	(27,331,389)
From net investment income and net realized gains	(14,115,679)	(36,404,494)
Total Distributions	(14,115,679)	(36,545,515)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	75,827,763	122,784,650
Class L	68,519,243	88,913,723
Institutional Class	158,102,886	209,886,329
Shares issued in reinvestment of distributions
Investor Class	1,426,682	3,466,059
Class L	2,786,489	5,654,924
Institutional Class	9,902,508	27,424,532
Shares redeemed
Investor Class	(74,732,614)	(207,454,252)
Class L	(34,135,178)	(78,994,602)
Institutional Class	(264,920,796)	(176,725,997)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(57,223,017)	(5,044,634)
Total Increase in Net Assets	8,640,380	81,019,864
NET ASSETS:
Beginning of Period	1,483,605,509	1,402,585,645
End of Period	$1,492,245,889	$1,483,605,509
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,046,868	8,742,957
Class L	7,274,109	10,099,423
Institutional Class	15,202,350	21,360,532
Shares issued in reinvestment of distributions
Investor Class	95,806	244,271
Class L	299,563	630,494
Institutional Class	965,648	2,770,993
Shares redeemed
Investor Class	(5,011,479)	(14,542,761)
Class L	(3,671,664)	(8,826,148)
Institutional Class	(26,266,098)	(17,802,499)
Net Increase (Decrease)	(6,064,897)	2,677,262
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$14.51	0.14	0.75	0.89	-	(0.09)	-	(0.09)	$15.31	6.12% (d)
12/31/2019	$13.57	0.32	0.77	1.09	(0.00) (e)	(0.15)	-	(0.15)	$14.51	8.09%
12/31/2018	$13.81	0.31	(0.37)	(0.06)	(0.00) (e)	(0.18)	-	(0.18)	$13.57	(0.41%)
12/31/2017	$13.54	0.27	0.14	0.41	(0.00) (e)	(0.14)	-	(0.14)	$13.81	3.06%
12/31/2016	$13.44	0.26	0.00 (e)	0.26	(0.00) (e)	(0.13)	(0.03)	(0.16)	$13.54	1.94%
12/31/2015	$13.67	0.27	(0.24)	0.03	-	(0.22)	(0.04)	(0.26)	$13.44	0.23%
Class L
06/30/2020(Unaudited)	$ 9.08	0.08	0.46	0.54	-	(0.09)	-	(0.09)	$ 9.53	6.01% (d)
12/31/2019	$ 8.60	0.18	0.49	0.67	(0.00) (e)	(0.19)	-	(0.19)	$ 9.08	7.82%
12/31/2018	$ 8.83	0.18	(0.24)	(0.06)	(0.00) (e)	(0.17)	-	(0.17)	$ 8.60	(0.67%)
12/31/2017	$ 8.77	0.15	0.09	0.24	(0.00) (e)	(0.18)	-	(0.18)	$ 8.83	2.75%
12/31/2016	$ 8.91	0.14	0.02	0.16	(0.00) (e)	(0.27)	(0.03)	(0.30)	$ 8.77	1.76%
12/31/2015	$ 9.17	0.15	(0.15)	0.00	-	(0.22)	(0.04)	(0.26)	$ 8.91	(0.05%)
Institutional Class
06/30/2020(Unaudited)	$ 9.97	0.12	0.50	0.62	-	(0.12)	-	(0.12)	$10.47	6.27% (d)
12/31/2019	$ 9.46	0.26	0.53	0.79	(0.00) (e)	(0.28)	-	(0.28)	$ 9.97	8.44%
12/31/2018	$ 9.74	0.25	(0.25)	0.00	(0.00) (e)	(0.28)	-	(0.28)	$ 9.46	0.03%
12/31/2017	$ 9.67	0.23	0.09	0.32	(0.00) (e)	(0.25)	-	(0.25)	$ 9.74	3.30%
12/31/2016	$ 9.71	0.22	0.01	0.23	(0.00) (e)	(0.24)	(0.03)	(0.27)	$ 9.67	2.36%
12/31/2015 (f)	$10.00	0.15	(0.21)	(0.06)	-	(0.19)	(0.04)	(0.23)	$ 9.71	(0.60%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)(h)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$261,567	0.52% (i)	0.50% (i)	1.92% (i)	37% (d)
12/31/2019	$246,097	0.50%	0.50%	2.29%	40%
12/31/2018	$305,517	0.51%	0.50%	2.31%	31%
12/31/2017	$330,201	0.50%	0.50%	1.99%	33%
12/31/2016	$323,718	0.50%	0.50%	1.86%	42%
12/31/2015	$310,939	0.50%	0.50%	1.93%	40%
Class L
06/30/2020 (Unaudited)	$307,401	0.77% (i)	0.75% (i)	1.66% (i)	37% (d)
12/31/2019	$257,606	0.77%	0.75%	2.04%	40%
12/31/2018	$227,584	0.77%	0.75%	2.05%	31%
12/31/2017	$281,689	0.76%	0.75%	1.75%	33%
12/31/2016	$167,319	0.75%	0.75%	1.57%	42%
12/31/2015	$ 41,548	0.75%	0.75%	1.69%	40%
Institutional Class
06/30/2020 (Unaudited)	$923,278	0.14% (i)	0.14% (i)	2.28% (i)	37% (d)
12/31/2019	$979,903	0.14%	0.14%	2.65%	40%
12/31/2018	$869,484	0.14%	0.14%	2.66%	31%
12/31/2017	$981,158	0.15%	0.15%	2.35%	33%
12/31/2016	$831,966	0.15%	0.15%	2.21%	42%
12/31/2015 (f)	$752,326	0.15% (i)	0.15% (i)	2.28% (i)	40%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 37%, 40%, 31%, 33%, and 41% for the period ended June 30, 2020 and the years ended December 31 2019, 2018, 2017, and 2016, respectively.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2020

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Semi-Annual Report - June 30, 2020

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At June 30, 2020, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Semi-Annual Report - June 30, 2020

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$1,444,848,580
Gross unrealized appreciation on investments	92,303,508
Gross unrealized depreciation on investments	(1,857,725)
Net unrealized appreciation on investments	$90,445,783
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2020.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Investments Available for Offset	Financial Investments Collateral Received(a)	Cash Collateral Pledged (Received)(a)	Net Amount
Repurchase agreements	$14,400,000	$—	$(14,400,000)	$—	$—
(a) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.13% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.15% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$39,521	$65,392	$59,620	$44,116	$0

Semi-Annual Report - June 30, 2020

Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $148,548,953 and $124,167,141, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $378,266,222 and $461,533,250, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2020, the Fund had securities on loan valued at $34,594,042 and received collateral as reported on the Statement of Assets and Liabilities of $35,544,726 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2020. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$7,525,829
Foreign Government Bonds and Notes	1,675,000
U.S. Government Agency Bonds and Notes	6,401,759
U.S. Treasury Bonds and Notes	19,942,138
Total secured borrowings	$35,544,726
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

Semi-Annual Report - June 30, 2020

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Bond Index Fund (the “Fund”), a series of the Company.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.

On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board noted GWCM’s recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”). The Board also considered that GWCM uses a sampling approach to create a portfolio for the Fund that attempts to match the

Index in terms of sector exposure, duration, credit quality and spread, among other things. Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. The Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns for the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2019, ranked in the fourth quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers). The Board also observed that although the annualized returns of the Fund’s Institutional Class ranked in the fourth and third quintiles of its performance universe for the one- and three-year periods ended December 31, 2019, respectively, the specific percentile rankings were in the 66th and 51st percentiles, respectively.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to track the total return of the debt securities that comprise the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index. In this regard, the Board observed that although the Fund underperformed its Index for each period reviewed, such underperformance was primarily attributable to the Fund’s expenses. The Board also took into account GWCM’s approach to managing indexed investment portfolios, the organization and experience of its investment personnel and its operational risk controls. In addition, the Board considered the due diligence and monitoring processes employed by GWCM for internally-managed funds, including the Fund. Taking into account all of the foregoing, the Board determined that it was satisfied with the information provided regarding the Fund’s investment performance and the oversight thereof.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Contractual Management Fee, as to the Fund’s Investor Class, was lower than the median contractual management fee of its peer group of funds and, with respect to the Fund’s Institutional Class, was the same as the median contractual management fee of its peer group of funds. In addition, the Board observed that the total annual operating expense ratio for the Fund’s Investor Class was higher than the median of its peer group and, with respect to the

Fund’s Institutional Class, the total annual operating expense ratio was equal to the median of its peer group. In assessing the foregoing, the Board took into account the size of the peer groups for each class, noting that the peer group for the Investor Class and Institutional Class consisted of seven funds and five funds, respectively (in each case including the Fund).
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement effective April 29, 2020. Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020